United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3352

(Investment Company Act File Number)

Federated Income Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 01/31/2013

Date of Reporting Period: Six months ended 07/31/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
July 31, 2012
Share Class	Ticker
Institutional	FICMX
Service*	FITSX
*formerly, Institutional Service Shares
Federated Income Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	105.4%
Repurchase Agreements—Collateral[2]	10.0%
Derivative Contracts[3]	(0.1)%
Other Assets and Liabilities—Net[4]	(15.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
July 31, 2012 (unaudited)
Principal Amount			Value
		Collateralized Mortgage Obligations—8.0%
		Federal Home Loan Mortgage Corporation—3.5%
$4,134,407	[1]	Federal Home Loan Mortgage Corp. REMIC 3144 FB, 0.599%, 4/15/2036	$4,143,820
3,009,141	[1]	Federal Home Loan Mortgage Corp. REMIC 3160 FD, 0.579%, 5/15/2036	3,016,044
1,055,583	[1]	Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.559%, 6/15/2036	1,057,519
3,799,152	[1]	Federal Home Loan Mortgage Corp. REMIC 3179 FP, 0.629%, 7/15/2036	3,810,271
597,612	[1]	Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.649%, 8/15/2036	600,083
6,200,000		Federal Home Loan Mortgage Corp. REMIC K704 A2, 2.412%, 8/25/2018	6,515,257
		TOTAL	19,142,994
		Federal National Mortgage Association—4.5%
399,952	[1]	Federal National Mortgage Association REMIC 2005-63 FC, 0.496%, 10/25/2031	399,224
3,792,821	[1]	Federal National Mortgage Association REMIC 2006-104 FY, 0.586%, 11/25/2036	3,802,187
4,114,817	[1]	Federal National Mortgage Association REMIC 2006-115 EF, 0.606%, 12/25/2036	4,128,340
927,144	[1]	Federal National Mortgage Association REMIC 2006-43 FL, 0.646%, 6/25/2036	931,208
2,020,597	[1]	Federal National Mortgage Association REMIC 2006-58 FP, 0.546%, 7/25/2036	2,024,341
3,429,528	[1]	Federal National Mortgage Association REMIC 2006-81 FB, 0.596%, 9/25/2036	3,442,624
3,574,081	[1]	Federal National Mortgage Association REMIC 2006-85 PF, 0.626%, 9/25/2036	3,583,318
813,345	[1]	Federal National Mortgage Association REMIC 2006-93 FM, 0.626%, 10/25/2036	815,539
4,795,168		Federal National Mortgage Association REMIC 2011-M5 A1, 2.007%, 7/25/2021	4,976,459
		TOTAL	24,103,240
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $42,759,836)	43,246,234
		Mortgage-Backed Securities—97.4%[2]
		Federal Home Loan Mortgage Corporation—36.5%
23,488,734		3.500%, 11/1/2025 - 7/1/2042	24,991,722
13,077,332		4.000%, 8/1/2025 - 11/1/2041	13,941,731
Semi-Annual Shareholder Report

Principal Amount			Value
		Mortgage-Backed Securities—continued[2]
		Federal Home Loan Mortgage Corporation—continued
$70,298,642		4.500%, 6/1/2019 - 9/1/2040	$75,647,022
40,262,567		5.000%, 8/1/2023 - 12/1/2039	43,593,592
24,612,280		5.500%, 12/1/2021 - 1/1/2039	26,890,362
9,737,533		6.000%, 4/1/2036 - 9/1/2038	10,700,986
319,206		6.500%, 9/1/2029	360,818
1,190,259		7.000%, 2/1/2031 - 3/1/2032	1,359,074
924,395		7.500%, 12/1/2022 - 2/1/2031	1,073,280
7,013		9.500%, 9/1/2016	7,747
5,182		11.500%, 12/1/2014	5,646
		TOTAL	198,571,980
		Federal National Mortgage Association—53.5%
2,000,000	[3]	2.500%, 8/1/2027	2,081,732
33,913,865	[3]	3.000%, 6/1/2027 - 8/1/2042	35,676,125
22,588,013	[3]	3.500%, 1/1/2026 - 8/1/2042	23,981,205
86,443,162	[3]	4.000%, 12/1/2031 - 8/1/2042	93,504,708
50,047,351		4.500%, 10/1/2040 - 1/1/2042	54,553,462
22,085,617		5.000%, 10/1/2023 - 1/1/2040	24,041,553
25,459,749		5.500%, 9/1/2034 - 9/1/2037	27,999,416
16,089,790		6.000%, 6/1/2016 - 10/1/2038	17,776,590
8,376,010		6.500%, 12/1/2027 - 9/1/2037	9,432,383
722,276		7.000%, 7/1/2029 - 2/1/2032	824,670
189,327		7.500%, 7/1/2028 - 8/1/2031	222,064
238,324		8.000%, 12/1/2026	281,600
167,828		10.000%, 7/1/2014 - 11/1/2021	183,190
39,694		10.500%, 12/1/2019 - 4/1/2022	43,254
		TOTAL	290,601,952
		Government National Mortgage Association—7.4%
13,000,000	[3]	3.500%, 8/15/2042 - 8/20/2042	14,111,800
10,323,780		4.000%, 11/15/2040 - 9/15/2041	11,342,160
7,679,111		5.000%, 2/20/2038 - 7/20/2039	8,540,448
2,095,440		5.500%, 11/20/2038	2,340,697
1,324,911		6.500%, 10/20/2038	1,506,523
1,667,012		7.000%, 6/15/2026 - 2/15/2031	1,927,682
10,063		7.500%, 1/15/2031	11,831
149,092		8.000%, 11/15/2023 - 7/15/2030	176,616
Semi-Annual Shareholder Report

Principal Amount			Value
		Mortgage-Backed Securities—continued[2]
		Government National Mortgage Association—continued
$84,417		8.500%, 6/15/2030	$100,415
		TOTAL	40,058,172
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $504,800,700)	529,232,104
		Repurchase Agreements—10.0%
11,558,000	[1]	Interest in $4,080,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,080,021,533 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,186,963,804.	11,558,000
16,949,000	[1,4]	Interest in $203,754,000 joint repurchase agreement 0.21%, dated 7/12/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $203,792,034 on 8/13/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2042 and the market value of those underlying securities was $208,642,581.	16,949,000
12,070,000	[1,4]	Interest in $125,007,000 joint repurchase agreement 0.19%, dated 7/17/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $125,026,793 on 8/16/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/25/2042 and the market value of those underlying securities was $128,305,770.	12,070,000
14,067,000	[1,4]	Interest in $100,919,000 joint repurchase agreement 0.19%, dated 7/19/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $100,936,044 on 8/20/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2041 and the market value of those underlying securities was $103,786,972.	14,067,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	54,644,000
		TOTAL INVESTMENTS—115.4% (IDENTIFIED COST $602,204,536)[5]	627,122,338
		OTHER ASSETS AND LIABILITIES - NET—(15.4)%[6]	(83,610,213)
		TOTAL NET ASSETS—100%	$543,512,125
Semi-Annual Shareholder Report

At July 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[7]United States Treasury Notes 10 Year Short Futures	140	$18,851,875	September 2012	$(198,284)
[7]United States Treasury Bond 30 Year Short Futures	65	$9,817,031	September 2012	$(171,239)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(369,523)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association securities approximates one to ten years.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
5	The cost of investments for federal tax purposes amounts to $599,592,543.
6	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of July 31, 2012.
7	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$43,246,234	$—	$43,246,234
Mortgage-Backed Securities	—	529,232,104	—	529,232,104
Repurchase Agreements	—	54,644,000	—	54,644,000
TOTAL SECURITIES	$—	$627,122,338	$—	$627,122,338
OTHER FINANCIAL INSTRUMENTS*	$(369,523)	$—	$—	$(369,523)
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 7/31/2012	Year Ended January 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.70	$10.55	$10.69	$10.44	$10.42	$10.18
Income From Investment Operations:
Net investment income	0.14	0.34[1]	0.37[1]	0.42	0.45[1]	0.52
Net realized and unrealized gain (loss) on investments and futures contracts	0.05	0.21	(0.09)	0.30	0.07	0.25
TOTAL FROM INVESTMENT OPERATIONS	0.19	0.55	0.28	0.72	0.52	0.77
Less Distributions:
Distributions from net investment income	(0.17)	(0.40)	(0.42)	(0.47)	(0.50)	(0.53)
Net Asset Value, End of Period	$10.72	$10.70	$10.55	$10.69	$10.44	$10.42
Total Return[2]	1.83%	5.29%	2.68%	7.07%	5.15%	7.84%
Ratios to Average Net Assets:
Net expenses	0.62%[3]	0.62%	0.62%	0.62%	0.61%	0.60%
Net investment income	2.72%[3]	3.19%	3.45%	3.92%	4.36%	5.10%
Expense waiver/reimbursement[4]	0.07%[3]	0.08%	0.08%	0.08%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$499,432	$496,274	$539,486	$558,340	$474,952	$401,373
Portfolio turnover	131%	171%	156%	169%	224%	273%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	28%	38%	37%	34%	26%	38%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 7/31/2012	Year Ended January 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.70	$10.55	$10.69	$10.44	$10.42	$10.18
Income From Investment Operations:
Net investment income	0.13	0.32[1]	0.35[1]	0.40	0.43[1]	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	0.05	0.21	(0.09)	0.30	0.07	0.25
TOTAL FROM INVESTMENT OPERATIONS	0.18	0.53	0.26	0.70	0.50	0.75
Less Distributions:
Distributions from net investment income	(0.16)	(0.38)	(0.40)	(0.45)	(0.48)	(0.51)
Net Asset Value, End of Period	$10.72	$10.70	$10.55	$10.69	$10.44	$10.42
Total Return[2]	1.73%	5.09%	2.49%	6.87%	4.94%	7.62%
Ratios to Average Net Assets:
Net expenses	0.82%[3]	0.82%	0.81%	0.82%	0.81%	0.81%
Net investment income	2.52%[3]	3.00%	3.27%	3.73%	4.16%	4.89%
Expense waiver/reimbursement[5]	0.00%[3,4]	0.01%	0.01%	0.06%	0.09%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,080	$47,648	$65,163	$72,536	$64,654	$65,540
Portfolio turnover	131%	171%	156%	169%	224%	273%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	28%	38%	37%	34%	26%	38%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	Represents less than 0.01%.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2012 (unaudited)
Assets:
Investment in repurchase agreements	$54,644,000
Investment in securities	572,478,338
Total investments in securities, at value (identified cost $602,204,536)		$627,122,338
Cash		545
Restricted cash (Note 2)		336,000
Income receivable		1,732,350
Receivable for shares sold		1,232,904
TOTAL ASSETS		630,424,137
Liabilities:
Payable for investments purchased	82,534,637
Payable for shares redeemed	3,825,060
Payable for daily variation margin	15,156
Income distribution payable	408,207
Payable to adviser (Note 5)	2,025
Payable for shareholder services fee (Note 5)	55,354
Accrued expenses	71,573
TOTAL LIABILITIES		86,912,012
Net assets for 50,682,872 shares outstanding		$543,512,125
Net Assets Consist of:
Paid-in capital		$531,932,137
Net unrealized appreciation of investments and futures contracts		24,548,279
Accumulated net realized loss on investments and futures contracts		(11,458,288)
Distributions in excess of net investment income		(1,510,003)
TOTAL NET ASSETS		$543,512,125
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$499,431,947 ÷ 46,572,387 shares outstanding, no par value, unlimited shares authorized		$10.72
Service Shares:
$44,080,178 ÷ 4,110,485 shares outstanding, no par value, unlimited shares authorized		$10.72
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended July 31, 2012 (unaudited)
Investment Income:
Interest			$9,107,619
Expenses:
Investment adviser fee (Note 5)		$1,088,378
Administrative fee (Note 5)		212,146
Custodian fees		16,389
Transfer and dividend disbursing agent fees and expenses		104,439
Directors'/Trustees' fees		5,072
Auditing fees		12,143
Legal fees		4,152
Portfolio accounting fees		76,753
Shareholder services fee (Note 5)		319,215
Account administration fee (Note 2)		24,419
Share registration costs		28,856
Printing and postage		16,040
Insurance premiums		2,100
Miscellaneous		8,270
TOTAL EXPENSES		1,918,372
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(5,082)
Reimbursement of shareholder services fee	(164,852)
TOTAL WAIVER AND REIMBURSEMENT		(169,934)
Net expenses			1,748,438
Net investment income			7,359,181
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			5,136,124
Net realized loss on futures contracts			(667,573)
Net change in unrealized appreciation of investments			(1,374,786)
Net change in unrealized depreciation of futures contracts			(195,785)
Net realized and unrealized gain on investments and futures contracts			2,897,980
Change in net assets resulting from operations			$10,257,161
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 7/31/2012	Year Ended 1/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,359,181	$17,942,255
Net realized gain on investments and futures contracts	4,468,551	7,892,413
Net change in unrealized appreciation/depreciation of investments and futures contracts	(1,570,571)	2,730,702
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,257,161	28,565,370
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,136,884)	(19,108,262)
Service Shares	(745,413)	(2,038,260)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,882,297)	(21,146,522)
Share Transactions:
Proceeds from sale of shares	86,714,817	116,488,648
Net asset value of shares issued to shareholders in payment of distributions declared	6,202,309	14,975,148
Cost of shares redeemed	(94,702,715)	(199,609,295)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,785,589)	(68,145,499)
Change in net assets	(410,725)	(60,726,651)
Net Assets:
Beginning of period	543,922,850	604,649,501
End of period (including undistributed (distributions in excess of) net investment income of $(1,510,003) and $13,113, respectively)	$543,512,125	$543,922,850
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
July 31, 2012 (unaudited)
1. ORGANIZATION
Federated Income Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of
Semi-Annual Shareholder Report

calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for
Semi-Annual Shareholder Report

monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended July 31, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Institutional Shares	$11,977
Service Shares	12,442
TOTAL	$24,419
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $20,556,496. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$369,523*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended July 31, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(667,573)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(195,785)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 7/31/2012		Year Ended 1/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,303,824	$67,363,679	9,260,236	$98,686,446
Shares issued to shareholders in payment of distributions declared	524,129	5,597,389	1,253,629	13,347,903
Shares redeemed	(6,650,108)	(71,049,973)	(15,232,512)	(161,915,689)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	177,845	$1,911,095	(4,718,647)	$(49,881,340)
	Six Months Ended 7/31/2012		Year Ended 1/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,809,387	$19,351,138	1,671,423	$17,802,202
Shares issued to shareholders in payment of distributions declared	56,645	604,920	152,815	1,627,245
Shares redeemed	(2,210,121)	(23,652,742)	(3,543,711)	(37,693,606)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(344,089)	$(3,696,684)	(1,719,473)	$(18,264,159)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(166,244)	$(1,785,589)	(6,438,120)	$(68,145,499)
4. FEDERAL TAX INFORMATION
At July 31, 2012, the cost of investments for federal tax purposes was $599,592,543. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $27,529,795. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,632,333 and net unrealized depreciation from investments for those securities having an excess of cost over value of $102,538.
At January 31, 2012, the Fund had a capital loss carryforward of $18,605,322 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2013	$3,524,045	N/A	$3,524,045
2014	3,248,604	N/A	3,248,604
2015	9,330,921	N/A	9,330,921
2016	1,503,457	N/A	1,503,457
2019	998,295	N/A	998,295
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended July 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,082 of its fee.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended July 31, 2012, the Fund's Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended July 31, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Institutional Shares	$271,747	$(164,852)
Service Shares	47,468	—
TOTAL	$319,215	$(164,852)
For the six months ended July 31, 2012, FSSC did not receive any fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.62% and 0.82% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended July 31, 2012, were as follows:
Purchases	$—
Sales	$4,811,248
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the six months ended July 31, 2012, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the six months ended July 31, 2012, the program was not utilized.
9. Subsequent events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,018.30	$3.11
Service Shares	$1,000	$1,017.30	$4.11
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.78	$3.12
Service Shares	$1,000	$1,020.79	$4.12
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.62%
Service Shares	0.82%
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Evaluation and Approval of Advisory Contract–May 2012
FEDERATED INCOME TRUST (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
Semi-Annual Shareholder Report

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the
Semi-Annual Shareholder Report

lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Income Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314199100
CUSIP 314199209
8082203 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Trust

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 24, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date September 24, 2012